Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 25,695	$ 19,756
Receivables, less allowance for doubtful accounts of $500 at June 28, 2015 and June 29, 2014	58,807	68,822
Inventories, net	34,786	30,502
Customer tooling in progress, net	3,473	5,292
Income Taxes Recoverable	1,006
Deferred income taxes	9,555	5,671
Other current assets	4,839	5,596
Total current assets	138,161	135,639
INVESTMENT IN JOINT VENTURES	15,326	9,977
OTHER LONG-TERM ASSETS	10,816	11,639
PROPERTY, PLANT AND EQUIPMENT, NET	71,126	55,781
Total assets	235,429	213,036
CURRENT LIABILITIES:
Accounts payable	27,838	36,053
Accrued liabilities:
Payroll and benefits	16,107	18,058
Environmental	1,383	1,397
Warranty	11,835	3,462
Income taxes		527
Other	7,572	5,766
Total current liabilities	$ 64,735	$ 65,263
Commitments and Contingencies
DEFERRED INCOME TAXES	$ 4,595	$ 5,127
BORROWINGS UNDER CREDIT FACILITIES	10,000	2,500
ACCRUED PENSION OBLIGATIONS	1,331	1,619
ACCRUED POSTRETIREMENT OBLIGATIONS	1,657	2,223
OTHER LONG-TERM LIABILITIES	710	1,401
SHAREHOLDERS’ EQUITY:
Common stock, authorized 12,000,000 shares, $.01 par value, issued 7,151,154 shares at June 28, 2015 and 7,110,308 shares at June 29, 2014	71	71
Capital in excess of par value	89,560	87,054
Retained earnings	213,442	194,498
Accumulated other comprehensive loss	(26,859)	(20,198)
Less: Treasury stock at cost (3,624,454 shares at June 28, 2015 and 3,625,492 shares at June 29, 2014)	(135,902)	(135,919)
Total STRATTEC SECURITY CORPORATION shareholders’ equity	140,312	125,506
Non-controlling interest	12,089	9,397
Total shareholders’ equity	152,401	134,903
Total liabilities and shareholders' equity	$ 235,429	$ 213,036